Other Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2021
Description Of Accounting Policy For Trade And Other Payables Text Block Abstract
Schedule of other accounts payable
	December 31, 2021	December 31, 2020

Employees and authorities	770	747
Contingent liability	262	-
Deferred tax	-	5
Others	214	366
Total	1,246	1,118